Cover	Dec. 18, 2023
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 18, 2023
Entity File Number	1-16811
Entity Registrant Name	United States Steel Corporation
Entity Central Index Key	0001163302
Entity Tax Identification Number	25-1897152
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	600 Grant Street
Entity Address, City or Town	Pittsburgh
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	15219-2800
City Area Code	412
Local Phone Number	433-1121
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
New York Stock Exchange | Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $1.00
Trading Symbol	X
Security Exchange Name	NYSE
Chicago Stock Exchange | Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $1.00
Trading Symbol	X
Security Exchange Name	CHX